Subsequent Events (Details) - CAD ($) $ in Millions	Nov. 15, 2019	Oct. 01, 2019	Nov. 21, 2019	Oct. 24, 2019	Aug. 31, 2019	Nov. 02, 2018
Fixed Rate Senior Notes 3.80% due 2023 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate (as a percent)					380.00%
Principal amount						$ 500
Fixed Rate Senior Notes 4.40% due 2028 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate (as a percent)					440.00%
Principal amount						$ 500
Extended Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt			$ 1,500
Ordinary shares class B [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares cancelled	483,428
Cancellation of shares	$ 13
Ordinary shares class B [Member] | Maximum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares authorised					24,758,127
Major ordinary share transactions [member] | Ordinary shares class B [Member] | Maximum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Discount Shares Delivery				2.00%
Major ordinary share transactions [member] | Ordinary shares class B [Member] | Minimum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Discount Shares Delivery				0.00%
Major debt repayment transaction [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment of senior notes		$ 1,250
Interest rate (as a percent)		5.65%